SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 19:-    SUBSEQUENT EVENTS

Towards the end of December 2019, an outbreak of a novel strain of coronavirus (COVID-19) emerged at first in China. The COVID-19 has spread rapidly to many parts of the world. The epidemic has resulted in quarantines, travel restrictions, and the temporary closure of stores and facilities in China and elsewhere.  The Company's operation and financial performance could be adversely affected to the extent that coronavirus or any other epidemic harms the global economy. The Company may also experience impacts to certain of its customers and/or suppliers as a result of a health epidemic or other outbreak occurring in one or more of its markets. Further, its operations have and may further experience disruptions, such as temporary closure of its offices, manufacturing facility and/or those of its customers or suppliers and suspension of services, which may materially and adversely affect its business, cash flow, financial condition and results of operations. The duration of the business disruption and related financial impact cannot be reasonably estimated at this time. The Company will continue to monitor the situation closely and assess the impact on its operations and financial results.